Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 13 Variable Interest Entities

U.S. Cellular adopted the provisions of ASU 2015-02, Consolidation: Amendments to the Consolidation Analysis (“ASU 2015-02”), as of January 1, 2016.  ASU 2015-02 changed consolidation accounting including revising certain criteria for identifying variable interest entities.  As a result, certain consolidated subsidiaries and unconsolidated entities that were not defined as variable interest entities under previous accounting guidance are defined as variable interest entities under the provisions of ASU 2015-02.  U.S. Cellular’s modified retrospective adoption of ASU 2015-02 did not change the group of entities which U.S. Cellular is required to consolidate in its financial statements.  Accordingly, the adoption of ASU 2015-02 did not impact its financial position or results of operations.

Consolidated VIEs

U.S. Cellular consolidates variable interest entities (“VIEs”) in which it has a controlling financial interest as defined by GAAP and is therefore deemed the primary beneficiary.  A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE.  U.S. Cellular reviews these criteria initially at the time it enters into agreements and subsequently when events warranting reconsideration occur.  These VIEs have risks similar to those described in the “Risk Factors” in U.S. Cellular’s Form 10-K for the year ended December 31, 2016.

The following VIEs were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions:

  Advantage Spectrum L.P. (“Advantage Spectrum”) and Frequency Advantage L.P., the general partner of Advantage Spectrum;
  Aquinas Wireless L.P. (“Aquinas Wireless”); and
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless.

The power to direct the activities that most significantly impact the economic performance of these VIEs is shared.  Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships.  The general partner of each partnership needs the consent of the limited partner, an indirect U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships.  Although the power to direct the activities of these VIEs is shared, U.S. Cellular has the most significant level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs.  Therefore, in accordance with GAAP, these VIEs are consolidated.

In March 2015, King Street Wireless made a $60 million distribution to its owners.  Of this distribution, $6 million was provided to King Street Wireless, Inc. and $54 million was provided to U.S. Cellular.

FCC Auction 97 ended in January 2015.  U.S. Cellular participated in Auction 97 indirectly through its interest in Advantage Spectrum.  An indirect subsidiary of U.S. Cellular is a limited partner in Advantage Spectrum.  Advantage Spectrum applied as a designated entity, and received bid credits with respect to spectrum purchased in Auction 97.  Advantage Spectrum was the winning bidder for 124 licenses for an aggregate bid of $338 million, after its designated entity discount of 25%.  This amount is classified as Licenses in U.S. Cellular’s Consolidated Balance Sheet at December 31, 2016, and 2015.  Advantage Spectrum’s bid amount, less the initial deposit of $60 million paid in 2014, plus certain other charges totaling $2 million, was paid to the FCC in March 2015.  These licenses were granted by the FCC in July 2016.

U.S. Cellular also consolidates other VIEs that are limited partnerships that provide wireless service.  ASU 2015-02 modified the manner in which limited partnerships and similar legal entities are evaluated under the variable interest model.  A limited partnership is a variable interest entity unless the limited partners hold substantive participating rights or kick-out rights over the general partners.  For certain limited partnerships, U.S. Cellular is the general partner and manages the operations.  In these partnerships, the limited partners do not have substantive kick-out or participating rights and, further, such limited partners do not have the authority to remove the general partner.  Therefore, beginning January 1, 2016, these limited partnerships are also recognized as VIEs and are consolidated under the variable interest model.  Prior to the adoption of ASU 2015-02, these limited partnerships were consolidated under the voting interest model.

The following table presents the classification of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2016¹	2015
(Dollars in millions)
Assets
Cash and cash equivalents	$2	$1
Accounts receivable	44	–
Other current assets	6	–
Assets held for sale	2	–
Licenses[2]	652	649
Property, plant and equipment, net	105	8
Other assets and deferred charges	16	–
Total assets	$827	$658

Liabilities
Current liabilities	$21	$–
Deferred liabilities and credits	13	1
Total liabilities	$34	$1

[1]

The increase in amounts from December 31, 2015 are due primarily to the adoption of ASU 2015-02 as disclosed above.  ASU 2015-02 was adopted on a modified retrospective basis and, accordingly, prior year amounts have not been revised to reflect the change in guidance.

[2]

As disclosed above, payments totaling $338 million were made by Advantage Spectrum to the FCC relating to Auction 97.  These licenses were granted in July 2016.  Although the licenses had not yet been granted as of December 31, 2015, the payments to the FCC were classified as Licenses at such date.

Unconsolidated VIEs

U.S. Cellular manages the operations of and holds a variable interest in certain other limited partnerships, but is not the primary beneficiary of these entities and, therefore, does not consolidate them under the variable interest model outlined in ASU 2015-02.

U.S. Cellular’s total investment in these unconsolidated entities was $6 million and $5 million at December 31, 2016 and 2015, respectively, and is included in Investments in unconsolidated entities in U.S. Cellular’s Consolidated Balance Sheet.  The maximum exposure from unconsolidated VIEs is limited to the investment held by U.S. Cellular in those entities.

Other Related Matters

U.S. Cellular made contributions, loans and/or advances to its VIEs totaling $98 million, $281 million and $61 million in 2016, 2015 and 2014, respectively.  U.S. Cellular may agree to make additional capital contributions and/or advances to these or other VIEs and/or to their general partners to provide additional funding for operations or the development of licenses granted in various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or other long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Advantage Spectrum, Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.  The general partner’s put options related to its interest in Advantage Spectrum will become exercisable in 2021 and 2022.  The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular’s Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner’s interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners (“net put value”), was $1 million at December 31, 2016 and 2015.  The net put value is recorded as Noncontrolling interests with redemption features in U.S. Cellular’s Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular’s Consolidated Statement of Operations.

During 2015, U.S. Cellular recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless.  U.S. Cellular determined that these adjustments were not material to the quarterly periods or the annual results for 2015.  These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to U.S. Cellular shareholders by $4 million in 2015.